UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of unconsolidated structured entities [abstract]
Disclosure of interests in unconsolidated structured entities [text block]

	Grupo		Investment funds
	Aval’s managed		managed by
December 31, 2022	Investment funds		other entities (Nexus)		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	4,427,288	Ps.	1,602,297	Ps.	6,029,585
Other account receivables		29,862		—		29,862
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		4,457,150		1,602,297		6,059,447
Grupo Aval’s maximum exposure (*)	Ps.	4,457,150	Ps.	1,602,297	Ps.	6,059,447

(*) Represent 2.05%, respectively of the Grupo Aval’s managed funds total assets.

	Grupo		Investment funds
	Aval’s managed		managed by
December 31, 2021	Investment funds		other entities (Nexus)		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	3,883,313	Ps.	1,136,358	Ps.	5,019,671
Other account receivables		29,567		—		29,567
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		3,912,880		1,136,358		5,049,238
Grupo Aval’s maximum exposure (*)	Ps.	3,912,880	Ps.	1,136,358	Ps.	5,049,238

(*) Represent 1.37%, respectively of the Grupo Aval’s managed funds total assets.